Schedule of Disaggregated by Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Total	$ 9,605,264	$ 16,408,291	$ 58,351,650	$ 16,783,914
Online Betting and Casino Revenues [Member]
Disaggregation of Revenue [Line Items]
Total	8,595,346	14,662,588	53,104,795	16,231,028
Esports and Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Total	$ 1,009,918	$ 1,745,703	$ 5,246,855	$ 552,886